Annual Operating Expenses {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 40%	Nov. 28, 2020
Fidelity Advisor Asset Manager 40%: Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.84%	[1]
Fidelity Advisor Asset Manager 40%: Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.09%	[1]
Fidelity Advisor Asset Manager 40%: Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.60%	[1]
Fidelity Advisor Asset Manager 40%: Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.57%	[1]
Fidelity Advisor Asset Manager 40%: Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.51%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.